Filed with the U.S. Securities and Exchange Commission on October 18, 2013

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 547	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 549	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 19, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 455 (“the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on October 10, 2012, and pursuant to Rule 485(a)(2) would become effective on December 24, 2012.

Post-Effective Amendment No. 469 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 23, 2013, as the new date upon which the Amendment would become effective.

This Post-Effective Amendment No. 473 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 22, 2013, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 485 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 24, 2013, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 494 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 23, 2013, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 502 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 23, 2013, as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 510 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 22, 2013, as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 514 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 22, 2013, as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 524 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 21, 2013, as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 532 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 20, 2013, as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 542 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 20, 2013, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 547 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 19, 2013, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 547 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 547 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 547 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 18th day of October, 2013.

Advisors Series Trust

By: /s/ Douglas G. Hess
    Douglas G. Hess
    President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 547 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Donald E. O’Connor*	Trustee	October 18, 2013
Donald E. O’Connor

George Rebhan*	Trustee	October 18, 2013
George Rebhan

George T. Wofford*	Trustee	October 18, 2013
George T. Wofford

Joe D. Redwine*	Trustee, Chairman and Chief	October 18, 2013
Joe D. Redwine	Executive Officer

/s/ Cheryl L. King	Treasurer and	October 18, 2013
Cheryl L. King	Principal Financial Officer

/s/ Douglas G. Hess	President and	October 18, 2013
Douglas G. Hess	Principal Executive Officer

*By: /s/ Douglas G. Hess		October 18, 2013
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney